Equity - Schedule of other reserves (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reserves within equity [line items]
Other reserves, at beginning of period	€ 73,203
Currency translation differences	520	€ (1,329)	€ 3,300
Defined benefit plan actuarial losses	68	49	(130)
Share-based compensation expense	9,527	9,395	6,666
Other reserves, at end of period	83,318	73,203
Other reserves
Disclosure of reserves within equity [line items]
Other reserves, at beginning of period	73,203	65,088
Currency translation differences	520	(1,329)
Defined benefit plan actuarial losses	68	49
Share-based compensation expense	9,527	9,395	6,666
Other reserves, at end of period	83,318	73,203	65,088
Other regulated reserves
Disclosure of reserves within equity [line items]
Other reserves, at beginning of period	52,820	52,820
Currency translation differences	0	0
Defined benefit plan actuarial losses	0	0
Share-based compensation expense	0	0
Other reserves, at end of period	52,820	52,820	52,820
Other comprehensive income
Disclosure of reserves within equity [line items]
Other reserves, at beginning of period	(3,151)	(1,871)
Currency translation differences	520	(1,329)
Defined benefit plan actuarial losses	68	49
Share-based compensation expense	0	0
Other reserves, at end of period	(2,563)	(3,151)	(1,871)
Treasury shares
Disclosure of reserves within equity [line items]
Other reserves, at beginning of period	(645)	(645)
Currency translation differences	0	0
Defined benefit plan actuarial losses	0	0
Share-based compensation expense	0	0
Other reserves, at end of period	(645)	(645)	(645)
Capital from Share-based compensation
Disclosure of reserves within equity [line items]
Other reserves, at beginning of period	33,696	24,301
Currency translation differences	0	0
Defined benefit plan actuarial losses	0	0
Share-based compensation expense	9,527	9,395
Other reserves, at end of period	43,224	33,696	24,301
Other revenue reserves
Disclosure of reserves within equity [line items]
Other reserves, at beginning of period	(9,517)	(9,517)
Currency translation differences	0	0
Defined benefit plan actuarial losses	0	0
Share-based compensation expense	0	0
Other reserves, at end of period	€ (9,517)	€ (9,517)	€ (9,517)